Natural Gas Properties	12 Months Ended
Dec. 31, 2024
Natural Gas Properties [Abstract]
NATURAL GAS PROPERTIES

NOTE 8 — NATURAL GAS PROPERTIES

Conventional Natural Gas Properties

A summary of conventional natural gas properties is as follows:

	December 31, 2024	December 31, 2023
Natural gas properties	56,977,091	45,478,907
Less: Accumulated Impairment	(22,998,077)	(22,998,077)
Natural gas and other properties, net	$33,979,014	$22,480,830

The Company uses the successful efforts method of accounting for conventional natural gas-producing activities. Under this method, the cost of productive wells and related equipment, development dry holes, and any permits related to productive acreage are capitalized and depleted using the unit-of-production method. No depletion was recorded in either period presented as the Company had not yet commenced production as of December 31, 2024.

Renewable Natural Gas Properties

As of December 31, 2024, renewable natural gas properties included $9.4 million of land, improvements and other assets related to the purchase of three renewable natural gas plant assets across Italy between March 2024 and July 2024. The estimated fair values of these assets at the date of acquisition are considered Level 3 assets in the fair value hierarchy. The brownfield renewable natural gas plant assets (Casalino and Campopiano) have average estimated useful lives of 20 years. All depreciation expense included in the Condensed Consolidated Statements of Operations relate to the Company’s renewable natural gas plant assets.